INTANGIBLE ASSETS (Tables)	6 Months Ended
Jun. 30, 2026
Intangible Assets [Abstract]
Schedule of reconciliation of changes in intangible assets
The following table presents the change in the balance of intangible assets for the six-month period ended June 30, 2026 and the year ended December 31, 2025:

(US$ MILLIONS)	June 30, 2026	December 31, 2025
Gross carrying amount
Balance at beginning of period	$25,611	$23,749
Additions	192	369
Acquisitions through business combinations	—	807
Dispositions (1)	(86)	(195)
Assets reclassified as held for sale	—	(248)
Foreign currency translation	84	1,129
Balance at end of period	$25,801	$25,611
Accumulated amortization and impairment
Balance at beginning of period	$(7,098)	$(5,432)
Amortization and impairment expense	(823)	(1,608)
Dispositions (1)	82	108
Assets reclassified as held for sale	—	102
Foreign currency translation	(7)	(268)
Balance at end of period	$(7,846)	$(7,098)
Net book value	$17,955	$18,513
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(1)The prior period includes the deconsolidation of the Corporation’s healthcare services operation.
The following table presents the change in the balance of goodwill for the six-month period ended June 30, 2026 and the year ended December 31, 2025:

(US$ MILLIONS)	June 30, 2026	December 31, 2025
Balance at beginning of period	$13,310	$12,239
Acquisitions through business combinations (1)	3	736
Impairment (2)	—	(85)
Dispositions	—	(157)
Foreign currency translation	(82)	577
Balance at end of period	$13,231	$13,310
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(1)See Note 3 for additional information.
(2)The prior period includes a goodwill impairment of $71 million at the Corporation’s solar power solutions.